Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts receivable, net
Accounts receivable, gross	¥ 1,278,708		¥ 1,594,908
Less: allowance for doubtful accounts	(600,806)		(710,168)	¥ (210,146)
Accounts receivable, net	677,902	$ 101,208	884,740
Short-term bank borrowings	84,780	$ 12,657	134,780
Bank loans
Accounts receivable, net
Short-term bank borrowings	0		50,000
Real estate developers
Accounts receivable, net
Accounts receivable, gross	1,273,334		1,579,913
Real estate developers | Pledged | Bank loans
Accounts receivable, net
Accounts receivable, gross	0		84,333
Individual customers
Accounts receivable, net
Accounts receivable, gross	¥ 5,374		¥ 14,995